ADVISORSHARES DORSEY WRIGHT SMALL COMPANY ETF

Schedule of Investments

September 30, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.8%

Aerospace/Defense – 0.9%
Astronics Corp.*	1,643	$26,058
VirTra, Inc.*	2,900	16,182
Total Aerospace/Defense		42,240

Agriculture – 0.4%
Limoneira Co.	1,328	20,345

Auto Parts & Equipment – 1.3%
Commercial Vehicle Group, Inc.*	2,256	17,507
Cooper-Standard Holdings, Inc.*	1,286	17,258
Garrett Motion, Inc. (Switzerland)*	3,080	24,270
Total Auto Parts & Equipment		59,035

Banks – 6.4%
BayCom Corp.	1,204	23,129
Byline Bancorp, Inc.	1,113	21,937
Capital City Bank Group, Inc.	734	21,895
Carter Bankshares, Inc.*	1,552	19,446
Esquire Financial Holdings, Inc.	840	38,380
Mercantile Bank Corp.	684	21,142
Midland States Bancorp, Inc.	868	17,829
Northeast Bank	806	35,545
Northeast Community Bancorp, Inc.	1,572	23,203
Oak Valley Bancorp	870	21,820
Parke Bancorp, Inc.	1,035	16,860
TrustCo Bank Corp. NY	689	18,803
Unity Bancorp, Inc.	798	18,697
Total Banks		298,686

Biotechnology – 8.2%
89bio, Inc.*	2,803	43,278
Alpine Immune Sciences, Inc.*	2,273	26,026
Cibus, Inc.*	1,218	22,192
Cymabay Therapeutics, Inc.*	5,956	88,804
Fusion Pharmaceuticals, Inc. (Canada)*	878	2,283
Harvard Bioscience, Inc.*	3,962	17,037
Immunome, Inc.*	3,100	25,885
Merrimack Pharmaceuticals, Inc.*	1,933	23,834
MoonLake Immunotherapeutics*	1,074	61,218
Olema Pharmaceuticals, Inc.*	2,858	35,296
Verastem, Inc.*	2,272	18,471
Zevra Therapeutics, Inc.*	3,932	18,952
Total Biotechnology		383,276

Building Materials – 2.5%
LSI Industries, Inc.	1,933	30,696
Modine Manufacturing Co.*	1,846	84,455
Total Building Materials		115,151

Chemicals – 1.3%
Hawkins, Inc.	504	29,660
Oil-Dri Corp. of America	516	31,863
Total Chemicals		61,523

Coal – 4.5%
Alpha Metallurgical Resources, Inc.	313	81,296
Hallador Energy Co.*	2,127	30,671
Natural Resource Partners LP	852	67,197
SunCoke Energy, Inc.	2,998	30,430
Total Coal		209,594

Commercial Services – 7.3%
AirSculpt Technologies, Inc.*	2,707	18,516
Alta Equipment Group, Inc.	1,791	21,600
Barrett Business Services, Inc.	300	27,072
CompoSecure, Inc.*	2,931	18,905
CRA International, Inc.	307	30,933
Hackett Group, Inc. (The)	1,258	29,676
Lincoln Educational Services Corp.*	2,910	24,590
RCM Technologies, Inc.*	1,160	22,666
Resources Connection, Inc.	997	14,865
SEACOR Marine Holdings, Inc.*	1,885	26,164
Team, Inc.*	2,707	18,814
Textainer Group Holdings Ltd. (China)	1,065	39,671
Transcat, Inc.*	498	48,789
Total Commercial Services		342,261

Computers – 1.0%
Cantaloupe, Inc.*	3,330	20,813
Everspin Technologies, Inc.*	2,417	23,759
Total Computers		44,572

Diversified Financial Services – 2.3%
Diamond Hill Investment Group, Inc.	127	21,408
EZCORP, Inc., Class A*	3,607	29,758
Oppenheimer Holdings, Inc., Class A	558	21,377
Silvercrest Asset Management Group, Inc., Class A	1,229	19,504
UWM Holdings Corp.	3,544	17,189
Total Diversified Financial Services		109,236

Electric – 0.8%
Genie Energy Ltd., Class B	2,509	36,958

Electrical Components & Equipment – 1.6%
Powell Industries, Inc.	599	49,657
Ultralife Corp.*	2,400	23,424
Total Electrical Components & Equipment		73,081

Electronics – 4.3%
Allient, Inc.	638	19,727
Bel Fuse, Inc., Class B	1,548	73,871
Ituran Location and Control Ltd. (Israel)	927	27,717
Kimball Electronics, Inc.*	1,142	31,268
NVE Corp.	339	27,845
Stoneridge, Inc.*	967	19,408
Total Electronics		199,836

Energy - Alternate Sources – 1.0%
Alto Ingredients, Inc.*	5,300	23,426
REX American Resources Corp.*	624	25,409
Total Energy - Alternate Sources		48,835

Engineering & Construction – 5.0%
Bowman Consulting Group Ltd.*	899	25,199
Limbach Holdings, Inc.*	1,933	61,334
MYR Group, Inc.*	374	50,400
Star Group LP	1,837	22,099
Sterling Infrastructure, Inc.*	1,001	73,554
Total Engineering & Construction		232,586

Entertainment – 0.7%
Golden Entertainment, Inc.	1,015	34,693

Environmental Control – 1.1%
CECO Environmental Corp.*	3,122	49,858

ADVISORSHARES DORSEY WRIGHT SMALL COMPANY ETF

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Food – 0.6%
Nathan’s Famous, Inc.	385	$27,204

Gas – 0.8%
Global Partners LP	997	35,214

Healthcare - Products – 1.6%
Avita Medical, Inc.*	1,418	20,717
UFP Technologies, Inc.*	327	52,794
Total Healthcare - Products		73,511

Home Builders – 1.2%
Hovnanian Enterprises, Inc., Class A*	344	34,971
Landsea Homes Corp.*	2,127	19,122
Total Home Builders		54,093

Home Furnishings – 1.3%
Daktronics, Inc.*	4,070	36,304
Ethan Allen Interiors, Inc.	892	26,671
Total Home Furnishings		62,975

Insurance – 3.8%
Ambac Financial Group, Inc.*	1,610	19,416
Donegal Group, Inc., Class A	1,258	17,933
Greenlight Capital Re Ltd., Class A*	2,708	29,084
HCI Group, Inc.	403	21,879
Heritage Insurance Holdings, Inc.*	4,802	31,165
Investors Title Co.	131	19,400
Tiptree, Inc.	2,442	40,928
Total Insurance		179,805

Internet – 1.7%
Gambling.com Group Ltd. (Malta)*	1,972	25,794
LifeMD, Inc.*	5,897	36,856
Nerdy, Inc.*	5,027	18,600
Total Internet		81,250

Investment Companies – 1.0%
Crescent Capital BDC, Inc.	1,360	23,256
Runway Growth Finance Corp.	1,934	24,794
Total Investment Companies		48,050

Iron/Steel – 1.1%
Haynes International, Inc.	649	30,192
Universal Stainless & Alloy Products, Inc.*	1,595	20,910
Total Iron/Steel		51,102

Machinery - Diversified – 1.7%
DXP Enterprises, Inc.*	708	24,738
Eastman Kodak Co.*	4,640	19,534
Thermon Group Holdings, Inc.*	1,287	35,354
Total Machinery - Diversified		79,626

Media – 0.4%
Townsquare Media, Inc., Class A	1,982	17,283

Metal Fabricate/Hardware – 3.4%
Northwest Pipe Co.*	710	21,421
Olympic Steel, Inc.	599	33,670
Park-Ohio Holdings Corp.	1,208	24,051
Steel Partners Holdings LP*	1,842	78,322
Total Metal Fabricate/Hardware		157,464

Mining – 0.9%
Atlas Lithium Corp. (Poland)*	899	27,545
McEwen Mining, Inc. (Canada)*	2,562	16,653
Total Mining		44,198

Miscellaneous Manufacturing – 0.6%
Park Aerospace Corp.	1,726	26,805

Oil & Gas – 4.3%
Amplify Energy Corp.*	2,514	18,478
Diamond Offshore Drilling, Inc.*	3,471	50,954
Kimbell Royalty Partners LP	1,896	30,336
Permian Basin Royalty Trust, Class Trust Unit	3,391	72,059
Sabine Royalty Trust	418	27,546
Total Oil & Gas		199,373

Oil & Gas Services – 2.9%
Helix Energy Solutions Group, Inc.*	4,876	54,465
Newpark Resources, Inc.*	4,592	31,731
Oil States International, Inc.*	2,745	22,975
Ranger Energy Services, Inc.	1,966	27,878
Total Oil & Gas Services		137,049

Packaging & Containers – 0.9%
Clearwater Paper Corp.*	620	22,475
Karat Packaging, Inc.	918	21,169
Total Packaging & Containers		43,644

Pharmaceuticals – 1.7%
Longboard Pharmaceuticals, Inc.*	3,045	16,930
Nuvectis Pharma, Inc.*	1,396	17,994
ORIC Pharmaceuticals, Inc.*	2,513	15,204
Reneo Pharmaceuticals, Inc.*	3,673	27,970
Total Pharmaceuticals		78,098

Pipelines – 0.5%
NGL Energy Partners LP*	5,650	21,865

Real Estate – 0.5%
Legacy Housing Corp.*	1,118	21,700

REITS – 1.3%
BRT Apartments Corp.	1,204	20,793
CTO Realty Growth, Inc.	1,269	20,571
Whitestone REIT	1,981	19,077
Total REITS		60,441

Retail – 2.9%
Biglari Holdings, Inc., Class B*	157	26,062
Caleres, Inc.	1,055	30,342
Carrols Restaurant Group, Inc.*	4,834	31,856
Chuy’s Holdings, Inc.*	715	25,440
Haverty Furniture Cos., Inc.	688	19,800
Total Retail		133,500

Savings & Loans – 0.5%
FS Bancorp, Inc.	791	23,334

Semiconductors – 0.5%
Vishay Precision Group, Inc.*	667	22,398

Software – 4.1%
Augmedix, Inc.*	5,370	27,656
Digi International, Inc.*	1,111	29,997
Donnelley Financial Solutions, Inc.*	1,151	64,778
Immersion Corp.	3,287	21,727
Inspired Entertainment, Inc.*	1,933	23,119
Weave Communications, Inc.*	3,027	24,670
Total Software		191,947

Telecommunications – 1.7%
Aviat Networks, Inc.*	725	22,620
Preformed Line Products Co.	360	58,529
Total Telecommunications		81,149

ADVISORSHARES DORSEY WRIGHT SMALL COMPANY ETF

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Transportation – 5.8%
Capital Product Partners LP (Greece)	2,069	$28,987
Covenant Logistics Group, Inc.	930	40,780
Dorian LPG Ltd.	1,660	47,692
Pangaea Logistics Solutions Ltd.	3,652	21,474
StealthGas, Inc. (Greece)*	5,027	25,311
Teekay Corp. (Bermuda)*	5,462	33,700
Teekay Tankers Ltd., Class A (Canada)	943	39,257
Tsakos Energy Navigation Ltd. (Greece)	1,668	34,661
Total Transportation		271,862

Venture Capital – 0.4%
Chicago Atlantic Real Estate Finance, Inc.	1,413	20,799

Water – 1.1%
Consolidated Water Co. Ltd. (Cayman Islands)	1,060	30,146
York Water Co. (The)	543	20,357
Total Water		50,503

Total Common Stocks
(Cost $3,932,784)		4,658,008

RIGHTS – 0.0%**

Pharmaceuticals – 0.0%**
IMARA INC., CVR*(a)
(Cost $0)	5,500	0

MONEY MARKET FUND – 0.7%
STIT - Government & Agency Portfolio, Institutional Class, 5.26%(b)
(Cost $32,765)	32,765	32,765

Total Investments – 100.5%
(Cost $3,965,549)		4,690,773
Liabilities in Excess of Other Assets – (0.5%)		(24,822)
Net Assets – 100.0%		$4,665,951

CVR - Contingent Value Rights

LP - Limited Partnership

REITS - Real Estate Investment Trusts

*	Non-income producing security.
**	Less than 0.05%.

(a)	Fair valued using significant unobservable inputs.
(b)	Rate shown reflects the 7-day yield as of September 30, 2023.

ADVISORSHARES DORSEY WRIGHT SMALL COMPANY ETF

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3		Total
Common Stocks	$4,658,008	$-	$-		$4,658,008
Rights	-	-	-	*	-
Money Market Fund	32,765	-	-		32,765
Total	$4,690,773	$-	$-	*	$4,690,773

*	Less than $1.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	0.9%
Agriculture	0.4
Auto Parts & Equipment	1.3
Banks	6.4
Biotechnology	8.2
Building Materials	2.5
Chemicals	1.3
Coal	4.5
Commercial Services	7.3
Computers	1.0
Diversified Financial Services	2.3
Electric	0.8
Electrical Components & Equipment	1.6
Electronics	4.3
Energy - Alternate Sources	1.0
Engineering & Construction	5.0
Entertainment	0.7
Environmental Control	1.1
Food	0.6
Gas	0.8
Healthcare - Products	1.6
Home Builders	1.2
Home Furnishings	1.3
Insurance	3.8
Internet	1.7
Investment Companies	1.0
Iron / Steel	1.1
Machinery - Diversified	1.7
Media	0.4
Metal Fabricate/Hardware	3.4
Mining	0.9
Miscellaneous Manufacturing	0.6
Oil & Gas	4.3
Oil & Gas Services	2.9
Packaging & Containers	0.9
Pharmaceuticals	1.7
Pipelines	0.5
Real Estate	0.5
REITS	1.3
Retail	2.9
Savings & Loans	0.5
Semiconductors	0.5
Software	4.1
Telecommunications	1.7
Transportation	5.8
Venture Capital	0.4
Water	1.1
Money Market Fund	0.7
Total Investments	100.5
Liabilities in Excess of Other Assets	(0.5)
Net Assets	100.0%